Trade and Other Receivables, Net - Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables [Abstract]
At beginning and end of financial year/period	RM 243,021	$ 54,391	RM 243,021